Shareholders equity (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 18, 2024	Jan. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Jan. 30, 2023
Description of share consolidation	the Company consolidated its issued and outstanding ordinary shares from 70,449,781 Class A ordinary shares of no par value and 3,020,969 Class B ordinary shares of no par value to 2,348,326 Class A ordinary shares of no par value and 100,698 Class B ordinary shares of no par value, on a 30:1 basis
Proceeds from the Offering			$ 3,230,000
Minimum number of ordinary shares issued			18,183,274
Maximum number of ordinary shares issued			6,883,337
Convertible note redemption				$ 1,250,000
Class A Number of ordinary shares issued			100,000	0
Restricted stock issued			100,000	0
Statutory reserves			$ 500,000	$ 500,000
Cash			$ 126,416	$ 195,502
CN Energy [Member]
Underwriting agreement, Description		public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance
Proceeds from the Offering		$ 7,800,000
Common Class A [Member]
Number of ordinary shares issued			3,077,186	2,285,826
Number of ordinary shares outstanding			3,077,186	2,285,826
Restricted stock issued			6,783,337	6,883,337
Conversion of ordinary shares			3,112,046
Cash			$ 145,290	$ 0
Pre-funded Warrants exercised			3,112,046		4,672,700
Pre-funded Warrants outstanding			1,554	1,554
Issuance of stock					15,069,674
Common Class A [Member] | Parent Company [Member]
Convertible note redemption			$ 960,000
Number of ordinary shares issued			691,610
Conversion price	$ 0.55		$ 0.12
Purchase price of ordinary shares			$ 1.4529
Common Class A [Member] | Issuance of Ordinary Shares for Acquisition [Member]
Acquisition			10.00%
Common Class B [Member]
Number of ordinary shares issued			100,698	100,698
Number of ordinary shares outstanding			100,698	100,698